Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans [Abstract]
Allowance For Loan Losses Allowance For Losses On Lending-Related Commitments And Impaired Loans

(5) Allowance for Loan Losses, Allowance for Losses on Lending-Related Commitments and Impaired Loans

The tables below show the aging of the Company's loan portfolio at December 31, 2011 and 2010:

As of December 31, 2011 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$16,154	$—	$7,496	$15,797	$1,411,004	$1,450,451
Franchise	1,792	—	—	—	140,983	142,775
Mortgage warehouse lines of credit	—	—	—	—	180,450	180,450
Community Advantage — homeowners association	—	—	—	—	77,504	77,504
Aircraft	—	—	709	170	19,518	20,397
Asset-based lending	1,072	—	749	11,026	452,890	465,737
Municipal	—	—	—	—	78,319	78,319
Leases	—	—	—	431	71,703	72,134
Other	—	—	—	—	2,125	2,125
Purchased non-covered commercial (1)	—	589	74	—	7,758	8,421
Total commercial	19,018	589	9,028	27,424	2,442,254	2,498,313
Commercial real-estate:
Residential construction	1,993	—	4,982	1,721	57,115	65,811
Commercial construction	2,158	—	—	150	167,568	169,876
Land	31,547	—	4,100	6,772	136,112	178,531
Office	10,614	—	2,622	930	540,280	554,446
Industrial	2,002	—	508	4,863	548,429	555,802
Retail	5,366	—	5,268	8,651	517,444	536,729
Multi-family	4,736	—	3,880	347	305,594	314,557
Mixed use and other	8,092	—	7,163	20,814	1,050,585	1,086,654
Purchased non-covered commercial real-estate (1)	—	2,198	—	252	49,405	51,855
Total commercial real-estate	66,508	2,198	28,523	44,500	3,372,532	3,514,261
Home equity	14,164	—	1,351	3,262	843,568	862,345
Residential real estate	6,619	—	2,343	3,112	337,522	349,596
Purchased non-covered residential real estate (1)	—	—	—	—	693	693
Premium finance receivables
Commercial insurance loans	7,755	5,281	3,850	13,787	1,381,781	1,412,454
Life insurance loans	54	—	—	423	1,096,285	1,096,762
Purchased life insurance loans (1)	—	—	—	—	598,463	598,463
Indirect consumer	138	314	113	551	63,429	64,545
Consumer and other	233	—	170	1,070	122,393	123,866
Purchased non-covered consumer and other (1)	—	—	—	2	77	79
Total loans, net of unearned income, excluding covered loans	$114,489	$8,382	$45,378	$94,131	$10,258,997	$10,521,377
Covered loans	—	174,727	25,507	24,799	426,335	651,368
Total loans, net of unearned income	$114,489	$183,109	$70,885	$118,930	$10,685,332	$11,172,745

As of December 31, 2010 (Dollars in thousands)	Nonaccrual	90+ days and still accruing	60-89 days past due	30-59 days past due	Current	Total Loans
Loan Balances:
Commercial
Commercial and industrial	$15,922	$478	$4,416	$9,928	$1,280,009	$1,310,753
Franchise	—	—	—	2,250	117,238	119,488
Mortgage warehouse lines of credit	—	—	—	—	131,306	131,306
Community Advantage — homeowners association	—	—	—	—	75,542	75,542
Aircraft	—	—	178	1,000	23,440	24,618
Asset-based lending	417	—	161	2,846	285,555	288,979
Municipal	—	—	—	—	56,343	56,343
Leases	43	—	—	—	41,498	41,541
Other	—	—	—	—	756	756
Purchased non-covered commercial (1)	—	—	—	—	—	—
Total commercial	16,382	478	4,755	16,024	2,011,687	2,049,326
Commercial real-estate
Residential construction	10,010	—	96	1,801	84,040	95,947
Commercial construction	1,820	—	—	1,481	128,371	131,672
Land	37,602	—	6,815	11,915	203,857	260,189
Office	12,718	—	9,121	3,202	510,290	535,331
Industrial	3,480	—	686	2,276	493,859	500,301
Retail	3,265	—	4,088	3,839	499,335	510,527
Multi-family	4,794	—	1,573	3,062	281,525	290,954
Mixed use and other	20,274	—	8,481	15,059	969,272	1,013,086
Purchased non-covered commercial real-estate (1)	—	—	—	—	—	—
Total commercial real-estate	93,963	—	30,860	42,635	3,170,549	3,338,007
Home equity	7,425	—	2,181	7,098	897,708	914,412
Residential real estate	6,085	—	1,836	8,224	337,191	353,336
Purchased non-covered residential real estate (1)	—	—	—	—	—	—
Premium finance receivables
Commercial insurance loans	8,587	8,096	6,076	16,584	1,226,157	1,265,500
Life insurance loans	180	—	—	—	826,119	826,299
Purchased life insurance loans (1)	—	174	—	—	695,413	695,587
Indirect consumer	191	318	301	918	49,419	51,147
Consumer and other	252	1	109	379	105,531	106,272
Purchased non-covered consumer and other (1)	—	—	—	—	—	—
Total loans, net of unearned income, excluding covered loans	$133,065	$9,067	$46,118	$91,862	$9,319,774	$9,599,886
Covered loans	—	117,161	7,352	22,744	187,096	334,353
Total loans, net of unearned income	$133,065	$126,228	$53,470	$114,606	$9,506,870	$9,934,239

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30. Loan agings are based upon contractually required payments.

Our ability to manage credit risk depends in large part on our ability to properly identify and manage problem loans. To do so, we operate a credit risk rating system under which our credit management personnel assign a credit risk rating (1 to 10 rating) to each loan at the time of origination and review loans on a regular basis.

Each loan officer is responsible for monitoring his or her loan portfolio, recommending a credit risk rating for each loan in his or her portfolio and ensuring the credit risk ratings are appropriate. These credit risk ratings are then ratified by the bank's chief credit officer and/or concurrence credit officer. Credit risk ratings are determined by evaluating a number of factors including: a borrower's financial strength, cash flow coverage, collateral protection and guarantees.

The Company's problem loan reporting system automatically includes all loans with credit risk ratings of 6 through 9. This system is designed to provide an on-going detailed tracking mechanism for each problem loan. Once management determines that a loan has deteriorated to a point where it has a credit risk rating of 6 or worse, the Company's Managed Asset Division performs an overall credit and collateral review. As part of this review, all underlying collateral is identified and the valuation methodology is analyzed and tracked. As a result of this initial review by the Company's Managed Asset Division, the credit risk rating is reviewed and a portion of the outstanding loan balance may be deemed uncollectible or an impairment reserve may be established. The Company's impairment analysis utilizes an independent re-appraisal of the collateral (unless such a third-party evaluation is not possible due to the unique nature of the collateral, such as a closely-held business or thinly traded securities). In the case of commercial real estate collateral, an independent third party appraisal is ordered by the Company's Real Estate Services Group to determine if there has been any change in the underlying collateral value. These independent appraisals are reviewed by the Real Estate Services Group and sometimes by independent third party valuation experts and may be adjusted depending upon market conditions.

Through the credit risk rating process, loans are reviewed to determine if they are performing in accordance with the original contractual terms. If the borrower has failed to comply with the original contractual terms, further action may be required by the Company, including a downgrade in the credit risk rating, movement to non-accrual status, a charge-off or the establishment of a specific impairment reserve. If we determine that a loan amount or portion thereof is uncollectible the loan's credit risk rating is immediately downgraded to an 8 or 9 and the uncollectible amount is charged-off. Any loan that has a partial charge-off continues to be assigned a credit risk rating of an 8 or 9 for the duration of time that a balance remains outstanding. The Company undertakes a thorough and ongoing analysis to determine if additional impairment and/or charge-offs are appropriate and to begin a workout plan for the credit to minimize actual losses.

If, based on current information and events, it is probable that the Company will be unable to collect all amounts due to it according to the contractual terms of the loan agreement, a specific impairment reserve is established. In determining the appropriate charge-off for collateral-dependent loans, the Company considers the results of appraisals for the associated collateral.

Non-performing loans include all non-accrual loans (8 and 9 risk ratings) as well as loans 90 days past due and still accruing interest, excluding loans acquired with evidence of credit quality deterioration since origination. The remainder of the portfolio not classified as non-performing are considered performing under the contractual terms of the loan agreement. The following table presents the recorded investment based on performance of loans by class, excluding covered loans, per the most recent analysis at December 31, 2011 and 2010:

	Performing		Non-performing		Total
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
(Dollars in thousands)	2011	2010	2011	2010	2011	2010
Loan Balances:
Commercial
Commercial and industrial	$1,434,297	$1,294,353	$16,154	$16,400	$1,450,451	$1,310,753
Franchise	140,983	119,488	1,792	—	142,775	119,488
Mortgage warehouse lines of credit	180,450	131,306	—	—	180,450	131,306
Community Advantage—homeowners association	77,504	75,542	—	—	77,504	75,542
Aircraft	20,397	24,618	—	—	20,397	24,618
Asset-based lending	464,665	288,562	1,072	417	465,737	288,979
Municipal	78,319	56,343	—	—	78,319	56,343
Leases	72,134	41,498	—	43	72,134	41,541
Other	2,125	756	—	—	2,125	756
Purchased non-covered commercial (1)	8,421	—	—	—	8,421	—
Total commercial	2,479,295	2,032,466	19,018	16,860	2,498,313	2,049,326
Commercial real-estate
Residential construction	63,818	85,937	1,993	10,010	65,811	95,947
Commercial construction	167,718	129,852	2,158	1,820	169,876	131,672
Land	146,984	222,587	31,547	37,602	178,531	260,189
Office	543,832	522,613	10,614	12,718	554,446	535,331
Industrial	553,800	496,821	2,002	3,480	555,802	500,301
Retail	531,363	507,262	5,366	3,265	536,729	510,527
Multi-family	309,821	286,160	4,736	4,794	314,557	290,954
Mixed use and other	1,078,562	992,812	8,092	20,274	1,086,654	1,013,086
Purchased non-covered commercial real-estate (1)	51,855	—	—	—	51,855	—
Total commercial real-estate	3,447,753	3,244,044	66,508	93,963	3,514,261	3,338,007
Home equity	848,181	906,987	14,164	7,425	862,345	914,412
Residential real estate	342,977	347,251	6,619	6,085	349,596	353,336
Purchased non-covered residential real estate (1)	693	—	—	—	693
Premium finance receivables
Commercial insurance loans	1,399,418	1,248,817	13,036	16,683	1,412,454	1,265,500
Life insurance loans	1,096,708	826,119	54	180	1,096,762	826,299
Purchased life insurance loans (1)	598,463	695,587	—	—	598,463	695,587
Indirect consumer	64,093	50,638	452	509	64,545	51,147
Consumer and other	123,633	106,019	233	253	123,866	106,272
Purchased non-covered consumer and other (1)	79	—	—	—	79	—
Total loans, net of unearned income, excluding covered loans	$10,401,293	$9,457,928	$120,084	$141,958	$10,521,377	$9,599,886

(1)	Purchased loans represent loans acquired with evidence of credit quality deterioration since origination, in accordance with ASC 310-30.

A summary of the activity in the allowance for credit losses by loan portfolio (excluding covered loans) for the years ended December 31, 2011 and 2010 is as follows:

Year Ended December 31, 2011 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Reclassification to/from allowance for unfunded lending-related commitments	1,606	298	—	—	—	—	—	1,904
Charge-offs	(31,951)	(62,698)	(5,020)	(4,115)	(6,892)	(244)	(1,532)	(112,452)
Recoveries	1,258	1,386	64	10	6,018	220	150	9,106
Provision for credit losses	28,547	54,801	6,455	4,026	1,769	143	2,179	97,920
Allowance for loan losses at period end	$31,237	$56,405	$7,712	$5,028	$7,214	$645	$2,140	$110,381
Allowance for unfunded lending-related commitments at period end	$45	$13,186	$—	$—	$—	$—	$—	$13,231
Allowance for credit losses at period end	$31,282	$69,591	$7,712	$5,028	$7,214	$645	$2,140	$123,612
Individually evaluated for impairment	3,124	27,007	2,963	992	—	5	20	34,111
Collectively evaluated for impairment	28,158	42,584	4,749	4,036	7,214	640	2,120	89,501
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Loans at period end
Individually evaluated for impairment	$28,288	$171,372	$15,778	$10,792	$—	$75	$233	$226,538
Collectively evaluated for impairment	2,461,604	3,291,034	846,567	338,804	2,509,216	64,470	123,633	9,635,328
Loans acquired with deteriorated credit quality	8,421	51,855	—	693	598,463	—	79	659,511

Year Ended December 31, 2010 (Dollars in thousands)	Commercial	Commercial Real-estate	Home Equity	Residential Real-estate	Premium Finance Receivable	Indirect Consumer	Consumer and Other	Total, Excluding Covered Loans
Allowance for credit losses
Allowance for loan losses at beginning of period	$28,012	$50,952	$9,013	$3,139	$3,816	$1,368	$1,977	$98,277
Other adjustments	—	—	—	—	1,943	—	—	1,943
Reclassification to/from allowance for unfunded lending-related commitments	(1,650)	349	—	—	—	—	—	(1,301)
Charge-offs	(18,592)	(61,873)	(5,926)	(1,143)	(23,238)	(967)	(1,141)	(112,880)
Recoveries	1,140	914	24	12	781	198	131	3,200
Provision for credit losses	22,867	72,276	3,102	3,099	23,017	(73)	376	124,664
Allowance for loan losses at period end	$31,777	$62,618	$6,213	$5,107	$6,319	$526	$1,343	$113,903
Allowance for unfunded lending-related commitments at period end	$1,650	$2,484	$—	$—	$—	$—	$—	$4,134
Allowance for credit losses at period end	$33,427	$65,102	$6,213	$5,107	$6,319	$526	$1,343	$118,037
Individually evaluated for impairment	$7,729	$23,366	$961	$461	$—	$4	$—	$32,521
Collectively evaluated for impairment	$25,698	$41,736	$5,252	$4,646	$6,319	$522	$1,343	$85,516
Loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—	$—	$—	$—

Loans at period end
Individually evaluated for impairment	$21,842	$103,763	$6,441	$3,284	$—	$9	$69	$135,408
Collectively evaluated for impairment	2,027,484	3,234,244	907,971	350,052	2,091,799	51,138	106,203	8,768,891
Loans acquired with deteriorated credit quality	—	—	—	—	695,587	—	—	695,587

A summary of activity in the allowance for covered loan losses for the years ended December 31, 2011 and 2010 is as follows:

	Year Ended
	December 31,	December 31,
(Dollars in thousands)	2011	2010

Balance at beginning of period	$—	$—
Provision for covered loan losses before benefit attributable to FDIC loss share agreements	23,275	—
Benefit attributable to FDIC loss share agreements	(18,620)	—

Net provision for covered loan losses	4,655	—
Increase in FDIC indemnification asset	18,618	—
Loans charged-off	(10,298)	—
Recoveries of loans charged-off	2	—

Net charge-offs	(10,296)	—

Balance at end of period	$12,977	$—

In conjunction with FDIC-assisted transactions, the Company entered into loss share agreements with the FDIC. Additional expected losses, to the extent such expected losses result in the recognition of an allowance for loan losses, will increase the loss share assets. The allowance for loan losses for loans acquired in FDIC-assisted transactions is determined without giving consideration to the amounts recoverable through loss share agreements (since the loss share agreements are separately accounted for and thus presented "gross" on the balance sheet). On the Consolidated Statements of Income, the provision for credit losses is reported net of changes in the amount recoverable under the loss share agreements. Reductions to expected losses, to the extent such reductions to expected losses are the result of an improvement to the actual or expected cash flows from the covered assets, will reduce the loss share assets. Additions to expected losses will require an increase to the allowance for loan losses, and a corresponding increase to the loss share assets.

Impaired Loans

A summary of impaired loans, including restructured loans, is as follows:

(Dollars in thousands)	2011	2010
Impaired loans (included in non-performing and restructured loans):
Impaired loans with an allowance for loan loss required (1)	$115,779	$115,381
Impaired loans with no allowance for loan loss required	110,759	86,893

Total impaired loans (2)	$226,538	$202,274

Allowance for loan losses related to impaired loans	$21,488	$30,626
Restructured loans	$130,518	$101,190
Reduction of interest income from non-accrual loans	$4,623	$2,699
Interest income recognized on impaired loans	$12,470	$12,999

(1)	These impaired loans require an allowance for loan losses because the estimated fair value of the loans or related collateral is less than the recorded investment in the loans.

(2)

Impaired loans are considered by the Company to be non-accrual loans, restructured loans or loans with principal and/or interest at risk, even if the loan is current with all payments of principal and interest.

The following tables present impaired loans evaluated for impairment by loan class as of December 31, 2011 and 2010:

	As of			For the Year Ended
December 31, 2011 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$7,743	$9,083	$2,506	$9,113	$510
Franchise	1,792	1,792	394	1,792	122
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	785	1,452	178	1,360	81
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	1,993	2,068	374	1,993	122
Commercial construction	3,779	3,779	952	3,802	187
Land	27,657	29,602	6,253	29,085	1,528
Office	11,673	13,110	2,873	13,209	709
Industrial	663	676	159	676	46
Retail	13,728	13,732	480	13,300	504
Multi-family	7,149	7,155	1,892	7,216	330
Mixed use and other	20,386	21,337	1,447	21,675	1,027
Home equity	11,828	12,600	2,963	12,318	652
Residential real estate	6,478	6,681	992	6,535	220
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	31	32	5	33	3
Consumer and other	94	95	20	99	7
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,680	$20,365	$—	$21,841	$1,068
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	287	287	—	483	25
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	4,284	4,338	—	4,189	175
Commercial construction	9,792	9,792	—	10,249	426
Land	15,991	23,097	—	19,139	1,348
Office	9,162	11,421	—	11,235	550
Industrial	4,569	4,780	—	4,750	198
Retail	15,841	15,845	—	15,846	815
Multi-family	2,347	3,040	—	3,026	127
Mixed use and other	22,359	25,015	—	24,370	1,297
Home equity	3,950	4,707	—	4,784	184
Residential real estate	4,314	5,153	—	4,734	191
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	44	55	—	56	6
Consumer and other	139	141	—	146	12

Total loans, net of unearned income, excluding covered loans	$226,538	$251,230	$21,488	$247,054	$12,470

	As of			For the Year Ended
December 31, 2010 (dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a related ASC 310 allowance recorded
Commercial
Commercial and industrial	$17,678	$19,789	$5,939	$19,574	$982
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	407	976	140	876	60
Municipal	—	—	—	—	—
Leases	—	—	—	—	—
Other	—	—	—	—	—
Commercial real-estate
Residential construction	7,978	8,941	710	9,067	621
Commercial construction	719	719	631	722	37
Land	26,671	27,424	5,598	28,443	1,611
Office	13,186	13,723	3,718	13,448	917
Industrial	2,761	2,761	301	893	31
Retail	8,635	9,171	1,271	9,150	465
Multi-family	5,939	6,767	2,062	6,691	327
Mixed use and other	21,755	22,885	7,104	23,310	1,466
Home equity	6,356	6,553	961	6,494	365
Residential real estate	3,283	3,283	461	3,288	170
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	—	—	—	—	—
Consumer and other	13	13	4	15	1
Impaired loans with no related ASC 310 allowance recorded
Commercial
Commercial and industrial	$12,407	$16,368	$157	$13,210	$971
Franchise	—	—	—	—	—
Mortgage warehouse lines of credit	—	—	—	—	—
Community Advantage—homeowners association	—	—	—	—	—
Aircraft	—	—	—	—	—
Asset-based lending	10	130	—	121	9
Municipal	—	—	—	—	—
Leases	43	336	—	491	36
Other	—	—	—	—	—
Commercial real-estate
Residential construction	6,063	6,138	127	5,927	268
Commercial construction	1,713	1,713	5	1,715	97
Land	31,598	43,319	1,035	34,258	2,361
Office	6,365	6,563	78	6,370	358
Industrial	3,869	3,868	49	4,086	286
Retail	6,155	6,155	75	6,153	346
Multi-family	2,238	4,479	27	2,584	150
Mixed use and other	13,738	15,569	124	14,343	919
Home equity	1,069	1,142	13	1,119	39
Residential real estate	1,485	1,486	34	1,478	93
Premium finance receivables
Commercial insurance	—	—	—	—	—
Life insurance	—	—	—	—	—
Purchased life insurance	—	—	—	—	—
Indirect consumer	59	67	1	68	7
Consumer and other	81	81	1	88	6
Total loans, net of unearned income, excluding covered loans	$202,274	$230,419	$30,626	$213,982	$12,999

Average recorded investment in impaired loans for the years ended December 31, 2011, 2010, and 2009 were $247.1 million, $214.0 million, and $164.4 million, respectively. Interest income recognized on impaired loans was $12.5 million, $13.0 million, and $10.1 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Restructured Loans

At December 31, 2011, the Company had $130.5 million in loans with modified terms. The $130.5 million in modified loans represents 168 credit relationships in which economic concessions were granted to certain borrowers to better align the terms of their loans with their current ability to pay.

The Company's approach to restructuring loans is built on its credit risk rating system which requires credit management personnel to assign a credit risk rating to each loan. In each case, the loan officer is responsible for recommending a credit risk rating for each loan and ensuring the credit risk ratings are appropriate. These credit risk ratings are then reviewed and approved by the bank's chief credit officer and/or concurrence credit officer. Credit risk ratings are determined by evaluating a number of factors including a borrower's financial strength, cash flow coverage, collateral protection and guarantees. The Company's credit risk rating scale is one through ten with higher scores indicating higher risk. In the case of loans rated six or worse following modification, the Company's Managed Assets Division evaluates the loan and the credit risk rating and determines that the loan has been restructured to be reasonably assured of repayment and of performance according to the modified terms and is supported by a current, well-documented credit assessment of the borrower's financial condition and prospects for repayment under the revised terms.

A modification of a loan with an existing credit risk rating of six or worse or a modification of any other credit, which will result in a restructured credit risk rating of six or worse must be reviewed for TDR classification. In that event, our Managed Assets Division conducts an overall credit and collateral review. A modification of a loan is considered to be a TDR if both (1) the borrower is experiencing financial difficulty and (2) for economic or legal reasons, the bank grants a concession to a borrower that it would not otherwise consider. The modification of a loan where the credit risk rating is five or better both before and after such modification is not considered to be a TDR. Based on the Company's credit risk rating system, it considers that borrowers whose credit risk rating is five or better are not experiencing financial difficulties and therefore, are not considered TDRs.

TDRs are reviewed at the time of modification and on a quarterly basis to determine if a specific reserve is needed. The carrying amount of the loan is compared to the expected payments to be received, discounted at the loan's original rate, or for collateral dependent loans, to the fair value of the collateral. Any shortfall is recorded as a specific reserve.

All credits determined to be a TDR will continue to be classified as a TDR in all subsequent periods, unless the borrower has been in compliance with the loan's modified terms for a period of six months (including over a calendar year-end) and the modified interest rate represented a market rate at the time of a restructuring. The Managed Assets Division, in consultation with the respective loan officer, determines whether the modified interest rate represented a current market rate at the time of restructuring. Using knowledge of current market conditions and rates, competitive pricing on recent loan originations, and an assessment of various characteristics of the modified loan (including collateral position and payment history), an appropriate market rate for a new borrower with similar risk is determined. If the modified interest rate meets or exceeds this market rate for a new borrower with similar risk, the modified interest rate represents a market rate at the time of restructuring. Additionally, before removing a loan from TDR classification, a review of the current or previously measured impairment on the loan and any concerns related to future performance by the borrower is conducted. If concerns exist about the future ability of the borrower to meet its obligations under the loans based on a credit review by the Managed Assets Division, the TDR classification is not removed from the loan.

Each restructured loan was reviewed for impairment at December 31, 2011 and approximately $2.9 million of impairment was present and appropriately reserved for through the Company's normal reserving methodology in the Company's allowance for loan losses.

The tables below present a summary of the post-modification balance of loans restructured during the years ended December, 31, 2011, 2010 and 2009, which represent a troubled debt restructuring:

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2011	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	11	$2,273	14	$1,933	13	$3,780	2	$135
Commercial real-estate
Residential construction	1	1,105	1	1,105	—	—	1	1,105	—	—
Commercial construction	8	12,140	7	11,673	3	9,402	1	467	—	—
Land	7	7,971	7	7,971	2	2,981	—	—	—	—
Office	9	8,870	6	4,780	6	4,036	3	4,292	—	—
Industrial	5	5,334	5	5,334	4	3,494	2	2,181	—	—
Retail	14	19,113	11	16,981	5	3,963	5	5,191	—	—
Multi-family	6	4,415	6	4,415	5	3,866	—	—	—	—
Mixed use and other	33	28,708	21	14,775	28	25,921	10	8,068	—	—
Residential real estate and other	16	5,916	7	2,326	13	5,262	4	1,390	—	—
Total loans	123	$100,528	82	$71,633	80	$60,858	39	$26,474	2	$135

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2010	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	36	$14,916	31	$12,468	10	$4,795	15	$5,151	1	$1,050
Commercial real-estate
Residential construction	8	8,503	6	6,760	3	4,863	—	—	2	1,743
Commercial construction	3	2,005	3	2,005	1	377	1	377	—	—
Land	12	18,454	11	18,359	3	5,276	6	5,471	—	—
Office	7	11,164	3	3,304	5	7,936	5	7,918	—	—
Industrial	3	3,386	3	3,386	2	3,149	2	686	—	—
Retail	11	10,746	4	3,186	7	6,811	8	8,138	—	—
Multi-family	9	8,808	7	4,191	5	5,735	6	6,164	3	2,644
Mixed use and other	20	16,649	7	4,394	15	10,948	12	11,994	1	250
Residential real estate and other	4	3,269	2	2,591	3	1,569	2	1,334	—	—
Total loans	113	$97,900	77	$60,644	54	$51,459	57	$47,233	7	$5,687

			Extension at Below Market				Modification to Interest-only
Year ended December 31, 2009	Total (1)		Terms		Reduction of Interest Rate		Payments		Forgiveness of Debt
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	10	$7,023	9	$6,973	8	$5,173	7	$4,130	2	$1,143
Other	1	3,923	—	—	1	3,923	1	3,923	—	—
Commercial real-estate
Residential construction	3	3,093	3	3,093	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—	—	—	—	—
Land	1	2,691	1	2,691	1	2,691	—	—	—	—
Office	4	2,625	3	1,257	4	2,625	4	2,625	—	—
Industrial	1	1,502	—	—	1	1,502	1	1,502	—	—
Retail	3	3,783	1	593	2	3,190	2	3,190	—	—
Multi-family	9	4,860	8	4,634	8	3,993	9	4,860	—	—
Mixed use and other	8	2,698	8	2,698	5	1,804	7	2,378	—	—
Residential real estate and other	1	234	1	234	1	234	—	—	—	—
Total loans	41	$32,432	34	$22,173	31	$25,135	31	$22,608	2	$1,143

(1)	Restructured loans may have more than one modification representing a concession. As such, restructured loans during the period may be represented in more than one of the categories noted above.

During the year ended December 31, 2011, $100.5 million, or 123 loans, were determined to be troubled debt restructurings, compared to $97.9 million or 113 loans and $32.4 million or 41 loans, in the years ended 2010 and 2009, respectively. Of these loans extended at below market terms, the weighted average extension had a term of approximately 11 months in 2011 compared to 13 months in 2010 and 15 months in 2009. Further, the weighted average decrease in the stated interest rate for loans with a reduction of interest rate during the period was approximately 192 basis points, 181 basis points and 170 basis points during the years ended December 31, 2011, 2010 and 2009, respectively. Interest-only payment terms were approximately 9 months during the year ended 2011 compared to 11 months and 10 months for the years ended 2010 and 2009, respectively. Additionally, approximately $67,000 of principal balance was forgiven during 2011, compared to $5.7 million and $875,000 forgiven during 2010 and 2009, respectively.

The tables below present a summary of loans restructured during the years ended December 31, 2011, 2010 and 2009, and subsequently defaulted under the restructured terms during the relevant period:

	Year Ended December 31, 2011				Year Ended December 31, 2010				Year Ended December 31, 2009
	Total		Payments in Default (1)		Total		Payments in Default (1)		Total		Payments in Default (1)
(Dollars in thousands)	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance	Count	Balance
Commercial
Commercial and industrial	24	$6,956	6	$1,742	36	$14,916	11	$4,137	10	$7,023	—	$—
Other	—	—	—	—	—	—	—	—	1	3,923	—	—
Commercial real-estate
Residential construction	1	1,105	—	—	8	8,503	4	6,095	3	3,093	—	—
Commercial construction	8	12,140	1	467	3	2,005	1	981	—	—	—	—
Land	7	7,971	2	1,667	12	18,454	2	6,533	1	2,691	—	—
Office	9	8,870	2	2,239	7	11,164	1	2,672	4	2,625	—	—
Industrial	5	5,334	2	3,224	3	3,386	—	—	1	1,502	—	—
Retail	14	19,113	2	2,694	11	10,746	2	2,848	3	3,783	—	—
Multi-family	6	4,415	—	—	9	8,808	7	7,395	9	4,860	—	—
Mixed use and other	33	28,708	6	5,283	20	16,649	5	3,747	8	2,698	2	999
Residential real estate and other	16	5,916	4	908	4	3,269	2	1,936	1	234	—	—
Total loans	123	$100,528	25	$18,224	113	$97,900	35	$36,344	41	$32,432	2	$999

(1)	Restructured loans considered to be in payment default are over 30 days past-due subsequent to the restructuring.